Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We collect and store different types of personal information concerning our users in our business operations based on the type of services requested. For instance, we generally collect cellphone numbers and/or social media accounts of our users for user registration purpose. We collect such information from different sources, including our mobile apps, our communities, applets and official accounts embedded on Weixin, and other marketing channels. We believe that the legitimate and positive use of data concerning our users is critical to our business success.

We provide our services via our mobile apps under standard user privacy provisions, pursuant to which we undertake to collect user information on a lawful, appropriate and necessary basis. These provisions inform users about the situations we will collect personal information, the type of information collected, how we store and use such information, users’ rights, and our data security measures. We also establish a set of detailed rules in collecting and using user information for each key step in the provision of learning services and user engagement, including those relating our online training camp communities. We will not share user information with third parties unless there is express consent or required by law. We update our user privacy provisions from time to time to ensure that they comply with the relevant laws and regulations and stay abreast with our business updates.

We have implemented stringent internal protocols with respect to data storage, access, processing and extraction. For sensitive personal information, we apply encryption procedures, and grant classified and limited access to such information, generally after data masking, to those employees demonstrating authorized needs through an internal application and approval process. We have also implemented protocols on personal information security protection, which govern our internal business processes including the demand analysis, product design and development, testing and product launch, to evaluate and ensure our personal information compliance on an ongoing basis. To tackle potential security incidents, we design relevant action plans to limit the impact on our users and business operations.

To ensure the confidentiality and integrity of our data, we maintain a comprehensive data security system. We anonymize and encrypt sensitive personal information and cooperate with reputable third-party cloud service providers to ensure the security of our data storage. Our back-end security system is capable of handling malicious attacks to safeguard the security of our operations and to protect the information security of our users. We also perform audits of our data security and technology infrastructure to ensure that we can timely discover potential issues and minimize related risks.

We currently do not engage third parties such as assessors, consultants or auditors for assessing, identifying or managing our risks from cybersecurity threats in our day-to-day operations. However, we will consult with the legal advisor from time to time to comply with relevant cybersecurity laws. As of the date of this annual report, we have not experienced any cybersecurity threats that materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Governance

We have established data security management committee, which is generally responsible for assessing and managing our cybersecurity risks, and we have formulated emergency policies for cybersecurity incidents. We also have in-house security engineer, which is a certified information security professional, to implement and oversee our cybersecurity measures. As of the date of this annual report, we have not experienced material cybersecurity incidents.

Our routine cybersecurity governance primarily comprises three aspects, including decision-making, cybersecurity management and compliance. Our data security management committee is responsible for overseeing our cybersecurity risks and routine decision-making. Departments under our product development center are responsible for the specific cybersecurity management tasks, including product, technology, maintenance and operations and big data departments, to leverage their professional expertise in the responsible areas and implement relevant security procedures in our day-to-day operations. Our legal and compliance department is responsible for tracking the latest developments in relevant laws and regulations, reviewing relevant service agreements and overseeing the compliance status of our products and services. In the event of material cybersecurity incident, the relevant personnel and departments shall report to our board of directors, which shall review the status and authorize the emergency procedures. Our data security management committee shall be responsible for leading and coordinating the implementation of emergency procedures.

Cybersecurity Risk Management Processes Integrated [Text Block]	To ensure the confidentiality and integrity of our data, we maintain a comprehensive data security system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any cybersecurity threats that materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

We have established data security management committee, which is generally responsible for assessing and managing our cybersecurity risks, and we have formulated emergency policies for cybersecurity incidents. We also have in-house security engineer, which is a certified information security professional, to implement and oversee our cybersecurity measures. As of the date of this annual report, we have not experienced material cybersecurity incidents.

Cybersecurity Risk Board of Directors Oversight [Text Block]

We have established data security management committee, which is generally responsible for assessing and managing our cybersecurity risks, and we have formulated emergency policies for cybersecurity incidents. We also have in-house security engineer, which is a certified information security professional, to implement and oversee our cybersecurity measures. As of the date of this annual report, we have not experienced material cybersecurity incidents.

Our routine cybersecurity governance primarily comprises three aspects, including decision-making, cybersecurity management and compliance. Our data security management committee is responsible for overseeing our cybersecurity risks and routine decision-making. Departments under our product development center are responsible for the specific cybersecurity management tasks, including product, technology, maintenance and operations and big data departments, to leverage their professional expertise in the responsible areas and implement relevant security procedures in our day-to-day operations. Our legal and compliance department is responsible for tracking the latest developments in relevant laws and regulations, reviewing relevant service agreements and overseeing the compliance status of our products and services. In the event of material cybersecurity incident, the relevant personnel and departments shall report to our board of directors, which shall review the status and authorize the emergency procedures. Our data security management committee shall be responsible for leading and coordinating the implementation of emergency procedures.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Departments under our product development center are responsible for the specific cybersecurity management tasks, including product, technology, maintenance and operations and big data departments, to leverage their professional expertise in the responsible areas and implement relevant security procedures in our day-to-day operations.